FINANCIAL INSTRUMENTS (Tables)	7 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of detailed information about classification of financial instruments [Table Text Block]
	As at
	December 31,	May 31,
	2020	2020
Financial assets
Amortized cost:
Cash	$5,299,904	$3,600,409
Royalty, derivative royalty, and stream receivables	1,547,895	—
Other receivables	265,680	39,180
Fair value through profit or loss:
Derivative royalty asset	6,432,610	—
Marketable securities	43,984	27,603
Total financial assets	$13,590,073	$3,667,192

Financial liabilities
Amortized cost:
Trade and other payables	$1,772,304	$1,254,123
Loans payable	3,062,706	3,523,570
Total financial liabilities	4,835,010	4,777,693